SHAREHOLDER’S DEFICIT (Details Narrative)	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 ¥ / shares shares	Mar. 31, 2024 ¥ / shares shares
Equity [Abstract]
Ordinary shares, authorized	500,000,000	100,000,000	100,000,000
Ordinary shares, par value | (per share)	$ 0.001	¥ 0.0001	¥ 0.0001
Ordinary shares, issued	1	50,000,000	50,000,000
Ordinary shares, outstanding	1	50,000,000	50,000,000